Fair value measurements (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Changes in liabilities classified as Level 3 measurements
Amortization of premiums paid for derivative financial instruments	$ 319	$ 216	$ 471	$ 155
Deferred premiums
Changes in liabilities classified as Level 3 measurements
Balance of Level 3 at the beginning of the period	(18,868)	(12,495)	(12,495)	(3,524)
Amortization of premiums paid for derivative financial instruments	(319)	(216)	(471)	(116)
Total purchases and settlements:
Purchases	(7,292)		(5,988)	(8,855)
Settlements	2,927	41	86
Balance of Level 3 at the end of the period	(23,552)	(12,670)	(18,868)	(12,495)
Derivative option contracts
Changes in assets classified as Level 3 measurements
Balance of Level 3 at the beginning of the period		20,026	20,026	14,610
Realized and unrealized gains (losses) included in earnings		(6,588)	5,223	(1,965)
Total purchases and settlements:
Purchases		500		7,381
Settlements			(25,349)
Balance of Level 3 at the end of the period		13,938		20,026
Change in unrealized gains attributed to earnings relating to derivatives		$ 1,970		$ 2,392